SALES AND MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Sales And Marketing Expenses
SCHEDULE OF SALES AND MARKETING EXPENSES

	Year ended December 31,
	2023	2022
	USD in thousands
Salaries and related expense	142	213
Stock-based compensation	126	132
Business development and marketing	667	323
Exhibitions	152	-
Vehicle expenses	15	22
Other expenses	7	9
	1,109	699